Schedule of Investments (unaudited)
December 31, 2024
iShares® Europe ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Austria — 0.3%
Erste Group Bank AG	48,413	$2,996,574
OMV AG	20,592	798,592
Verbund AG	11,887	861,921
		4,657,087
Belgium — 1.4%
Ageas SA	25,579	1,243,654
Anheuser-Busch InBev SA	131,003	6,558,523
Argenx SE(a)	8,736	5,396,330
Groupe Bruxelles Lambert NV	12,012	821,330
KBC Group NV	38,877	3,001,663
Syensqo SA	11,070	808,440
UCB SA	17,590	3,501,530
		21,331,470
Denmark — 4.5%
AP Moller - Maersk A/S, Class A	409	658,028
AP Moller - Maersk A/S, Class B, NVS	639	1,063,143
Carlsberg A/S, Class B	13,768	1,322,315
Coloplast A/S, Class B	18,266	2,001,262
Danske Bank A/S	100,732	2,856,021
DSV A/S	28,726	6,117,649
Genmab A/S(a)	9,681	2,021,805
GN Store Nord A/S(a)(b)	21,470	399,737
Novo Nordisk A/S, Class B	457,121	39,441,236
Novonesis (Novozymes) B, Class B	51,215	2,902,179
Orsted A/S(a)(b)(c)	27,715	1,251,436
Pandora A/S	11,908	2,178,634
Tryg A/S	48,437	1,021,746
Vestas Wind Systems A/S(a)	147,885	2,028,523
Zealand Pharma A/S(a)	9,411	936,159
		66,199,873
Finland — 1.2%
Elisa OYJ	21,941	950,013
Fortum OYJ	63,627	890,747
Kesko OYJ, Class B	39,066	737,071
Kone OYJ, Class B	58,002	2,827,602
Metso OYJ	101,074	940,954
Neste OYJ	62,660	792,976
Nokia OYJ	775,748	3,431,454
Sampo OYJ, Class A	75,984	3,103,560
Stora Enso OYJ, Class R	89,493	900,659
UPM-Kymmene OYJ	77,560	2,132,869
Wartsila OYJ Abp	70,343	1,246,666
		17,954,571
France — 16.8%
Accor SA	26,866	1,306,698
Air Liquide SA	84,485	13,733,855
Airbus SE	90,310	14,461,414
Alstom SA(a)	47,355	1,056,635
ArcelorMittal SA	65,499	1,521,823
Arkema SA	9,118	693,809
AXA SA	250,842	8,927,369
BNP Paribas SA	147,075	9,029,928
Bouygues SA	26,625	788,381
Bureau Veritas SA	42,334	1,286,115
Capgemini SE	22,875	3,736,117
Carrefour SA	71,392	1,016,109
Cie de Saint-Gobain SA	73,509	6,532,129
Cie Generale des Etablissements Michelin SCA	105,162	3,460,401
Credit Agricole SA	145,080	1,996,231
Security	Shares	Value
France (continued)
Danone SA	92,927	$6,279,982
Dassault Systemes SE	96,278	3,331,595
Edenred SE	36,545	1,201,453
Eiffage SA	10,527	923,126
Engie SA	256,968	4,075,358
EssilorLuxottica SA	42,212	10,296,764
Eurofins Scientific SE	19,260	982,304
Euronext NV(c)	14,174	1,590,139
Gecina SA	7,728	723,999
Getlink SE	47,222	752,988
Hermes International SCA	4,937	11,845,687
Kering SA	10,389	2,566,034
Legrand SA	38,034	3,699,618
L'Oreal SA	33,665	11,917,507
LVMH Moet Hennessy Louis Vuitton SE	37,367	24,579,741
Orange SA	263,708	2,631,231
Pernod Ricard SA	28,797	3,253,683
Publicis Groupe SA	33,887	3,607,597
Renault SA	26,804	1,304,922
Safran SA	49,327	10,807,913
Sanofi SA	161,634	15,712,564
Sartorius Stedim Biotech	4,016	784,040
Schneider Electric SE	79,220	19,722,277
Societe Generale SA	106,380	2,985,606
Sodexo SA	11,799	972,259
Teleperformance SE	8,384	719,122
Thales SA	13,312	1,911,540
TotalEnergies SE	325,862	18,155,350
Unibail-Rodamco-Westfield, New	14,664	1,104,414
Veolia Environnement SA	91,827	2,576,437
Vinci SA	74,770	7,698,059
		248,260,323
Germany — 13.7%
adidas AG	24,200	5,952,335
Allianz SE, Registered	57,245	17,594,982
BASF SE	129,960	5,698,885
Bayer AG, Registered	143,988	2,876,153
Bayerische Motoren Werke AG(b)	40,952	3,349,460
Beiersdorf AG	14,327	1,840,237
Brenntag SE	19,268	1,158,751
Commerzbank AG	144,099	2,366,461
Continental AG	15,362	1,035,144
Covestro AG(a)(c)	27,257	1,583,212
Daimler Truck Holding AG	75,277	2,883,265
Delivery Hero SE, Class A(a)(c)	30,869	867,179
Deutsche Bank AG, Registered	290,629	5,015,354
Deutsche Boerse AG	27,495	6,333,643
Deutsche Post AG, Registered	134,884	4,761,723
Deutsche Telekom AG, Registered	510,094	15,283,985
E.ON SE	326,456	3,802,575
Fresenius Medical Care AG & Co. KGaA	29,969	1,364,512
Fresenius SE & Co. KGaA(a)	60,068	2,085,018
GEA Group AG	23,034	1,144,173
Hannover Rueck SE	8,690	2,176,143
Heidelberg Materials AG	19,689	2,432,832
Henkel AG & Co. KGaA	13,610	1,048,885
Infineon Technologies AG	190,843	6,229,446
LEG Immobilien SE	10,908	925,202
Mercedes-Benz Group AG	113,249	6,313,828
Merck KGaA	18,861	2,744,707
MTU Aero Engines AG	7,951	2,655,599

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® Europe ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	19,547	$9,862,681
Puma SE	15,288	702,954
Qiagen NV, NVS	32,466	1,455,249
Rheinmetall AG	6,366	4,067,284
RWE AG	98,645	2,945,890
SAP SE	149,374	36,742,134
Siemens AG, Registered	110,195	21,487,432
Siemens Energy AG(a)	83,584	4,435,937
Siemens Healthineers AG(c)	41,233	2,177,386
Symrise AG, Class A	19,699	2,101,343
Volkswagen AG(b)	4,312	410,612
Vonovia SE	119,998	3,653,081
Zalando SE(a)(c)	31,285	1,046,584
		202,612,256
Ireland — 0.6%
AIB Group PLC	235,936	1,304,703
Bank of Ireland Group PLC	150,929	1,376,388
Kerry Group PLC, Class A	22,193	2,140,436
Kingspan Group PLC	22,649	1,646,526
Ryanair Holdings PLC, ADR	36,229	1,579,222
		8,047,275
Italy — 4.2%
Banco BPM SpA	218,144	1,766,224
Enel SpA	1,133,562	8,089,292
Eni SpA	318,598	4,357,891
Ferrari NV	16,140	6,886,917
FinecoBank Banca Fineco SpA	88,801	1,549,820
Generali	157,197	4,447,400
Intesa Sanpaolo SpA	2,293,802	9,200,014
Leonardo SpA	59,450	1,599,431
Mediobanca Banca di Credito Finanziario SpA	86,983	1,270,295
Moncler SpA	32,982	1,741,137
Nexi SpA(a)(c)	121,158	674,384
Prysmian SpA	42,820	2,740,322
Snam SpA	298,014	1,321,022
Stellantis NV	324,085	4,215,833
Telecom Italia SpA/Milano(a)	1,603,556	409,831
Tenaris SA, NVS	66,544	1,256,247
Terna - Rete Elettrica Nazionale	205,614	1,624,724
UniCredit SpA	239,223	9,580,483
		62,731,267
Netherlands — 7.0%
ABN AMRO Bank NV, CVA(c)	58,799	907,360
Adyen NV(a)(c)	4,609	6,849,333
Aegon Ltd.	167,727	998,094
Akzo Nobel NV	24,731	1,484,428
ASM International NV	6,837	3,953,052
ASML Holding NV	58,535	40,999,916
ASR Nederland NV	22,381	1,064,483
BE Semiconductor Industries NV	11,144	1,527,487
DSM-Firmenich AG	30,015	3,034,035
EXOR NV, NVS	13,066	1,197,836
Heineken Holding NV	16,126	966,835
Heineken NV	40,320	2,873,571
IMCD NV	8,392	1,247,141
ING Groep NV	481,132	7,540,096
Koninklijke Ahold Delhaize NV	137,874	4,497,299
Koninklijke KPN NV	486,879	1,775,373
Koninklijke Philips NV(a)	117,692	2,981,288
NN Group NV	41,756	1,820,918
Security	Shares	Value
Netherlands (continued)
Prosus NV	203,551	$8,086,030
Randstad NV	17,964	756,330
Universal Music Group NV	110,859	2,835,675
Wolters Kluwer NV	34,921	5,801,926
		103,198,506
Norway — 0.8%
Aker BP ASA	44,140	867,726
DNB Bank ASA	127,269	2,540,853
Equinor ASA	113,601	2,694,507
Kongsberg Gruppen ASA	12,679	1,426,473
Mowi ASA	65,853	1,128,605
Norsk Hydro ASA	199,547	1,097,644
Orkla ASA	106,263	919,297
Telenor ASA	91,397	1,019,731
Yara International ASA	24,889	658,857
		12,353,693
Portugal — 0.2%
EDP SA	449,268	1,437,215
Galp Energia SGPS SA	63,099	1,045,845
Jeronimo Martins SGPS SA	41,172	786,856
		3,269,916
Singapore — 0.2%
STMicroelectronics NV, New(b)	95,747	2,382,295
Spain — 4.5%
ACS Actividades de Construccion y Servicios SA	27,593	1,382,752
Aena SME SA(c)	10,740	2,192,009
Amadeus IT Group SA	66,293	4,679,238
Banco Bilbao Vizcaya Argentaria SA	842,229	8,240,729
Banco de Sabadell SA	806,155	1,566,579
Banco Santander SA	2,264,287	10,475,153
CaixaBank SA	573,554	3,113,922
Cellnex Telecom SA(c)	86,227	2,723,611
Enagas SA	32,679	398,884
Endesa SA	46,932	1,009,237
Ferrovial SE	72,431	3,040,264
Grifols SA(a)(b)	41,950	396,429
Iberdrola SA	846,342	11,662,777
Industria de Diseno Textil SA	163,738	8,387,304
Naturgy Energy Group SA	22,671	548,962
Redeia Corp. SA	58,427	997,717
Repsol SA	177,158	2,155,651
Telefonica SA	709,201	2,894,161
		65,865,379
Sweden — 5.1%
AddTech AB, Class B	38,203	1,040,950
Alfa Laval AB	42,567	1,781,645
Assa Abloy AB, Class B	144,653	4,272,512
Atlas Copco AB, Class A	374,258	5,711,792
Atlas Copco AB, Class B	229,007	3,094,116
Boliden AB	40,191	1,130,770
Epiroc AB, Class A	92,269	1,608,028
Epiroc AB, Class B	57,015	889,500
EQT AB	53,500	1,478,945
Essity AB, Class B	88,592	2,367,770
Evolution AB(c)	27,811	2,144,669
Getinge AB, Class B	33,352	547,095
H & M Hennes & Mauritz AB, Class B	83,518	1,125,724
Hexagon AB, Class B	299,614	2,860,545
Industrivarden AB, Class A	21,390	676,119
Industrivarden AB, Class C	21,896	691,596

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® Europe ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Investor AB, Class A	82,590	$2,183,633
Investor AB, Class B	265,842	7,041,339
Nibe Industrier AB, Class B(b)	220,480	861,627
Nordea Bank Abp	515,513	5,615,548
Saab AB, Class B	47,589	1,005,425
Sandvik AB	157,277	2,820,193
Skandinaviska Enskilda Banken AB, Class A	239,026	3,275,632
Skanska AB, Class B	52,623	1,106,523
SKF AB, Class B	54,280	1,018,808
SSAB AB, Class B	89,913	356,823
Svenska Cellulosa AB SCA, Class B	86,846	1,101,518
Svenska Handelsbanken AB, Class A	230,492	2,379,840
Swedbank AB, Class A	133,109	2,628,363
Tele2 AB, Class B	81,818	807,912
Telefonaktiebolaget LM Ericsson, Class B	449,675	3,641,670
Telia Co. AB	332,742	924,852
Trelleborg AB, Class B	26,811	917,488
Volvo AB, Class B	232,766	5,656,719
		74,765,689
Switzerland — 14.8%
ABB Ltd., Registered	233,838	12,626,893
Adecco Group AG, Registered	24,335	601,141
Alcon AG	72,779	6,170,750
Baloise Holding AG, Registered	6,610	1,197,755
Barry Callebaut AG, Registered	525	699,017
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	144	1,597,368
Chocoladefabriken Lindt & Spruengli AG, Registered	16	1,758,304
Cie Financiere Richemont SA, Class A, Registered	78,552	11,882,885
Geberit AG, Registered	4,874	2,764,161
Givaudan SA, Registered	1,162	5,079,548
Holcim AG	77,181	7,431,369
Julius Baer Group Ltd.	30,555	1,982,144
Kuehne + Nagel International AG, Registered	7,687	1,763,732
Logitech International SA, Registered	23,337	1,926,380
Lonza Group AG, Registered	10,553	6,228,786
Nestle SA, Registered	383,601	31,471,840
Novartis AG, Registered	288,639	28,101,093
Partners Group Holding AG	3,200	4,346,536
Roche Holding AG, Bearer	4,293	1,282,310
Roche Holding AG, NVS	102,881	28,766,208
Sandoz Group AG	63,410	2,599,340
Schindler Holding AG, Participation Certificates, NVS	5,991	1,655,216
Schindler Holding AG, Registered	2,968	809,674
SGS SA	22,558	2,262,959
SIG Group AG	50,618	1,000,865
Sika AG, Registered	23,572	5,624,443
Sonova Holding AG, Registered	7,318	2,393,057
Straumann Holding AG	17,134	2,158,225
Swatch Group AG (The), Bearer	4,149	754,126
Swatch Group AG (The), Registered	7,999	282,548
Swiss Life Holding AG, Registered	4,205	3,246,544
Swiss Prime Site AG, Registered	11,197	1,220,413
Swiss Re AG	42,720	6,187,330
Swisscom AG, Registered	3,692	2,054,794
Temenos AG, Registered	8,805	622,164
UBS Group AG, Registered	472,449	14,464,841
VAT Group AG(c)	3,922	1,482,962
Zurich Insurance Group AG	21,388	12,720,847
		219,218,568
Security	Shares	Value
United Kingdom — 24.0%
3i Group PLC	141,906	$6,316,692
abrdn PLC	276,926	488,005
Admiral Group PLC	38,994	1,288,206
Anglo American PLC	194,505	5,750,958
Antofagasta PLC	50,218	994,792
Ashtead Group PLC	63,906	3,953,739
Associated British Foods PLC	46,449	1,184,839
AstraZeneca PLC	226,553	29,537,889
Auto Trader Group PLC(c)	130,197	1,288,280
Aviva PLC	393,924	2,308,830
BAE Systems PLC	445,110	6,385,224
Barclays PLC	2,143,402	7,170,098
Barratt Redrow PLC	200,457	1,098,881
Berkeley Group Holdings PLC	14,862	723,279
BP PLC	2,351,974	11,625,727
British American Tobacco PLC	291,553	10,520,605
British Land Co. PLC (The)	141,342	637,147
BT Group PLC	842,896	1,519,306
Bunzl PLC	48,822	2,010,253
Burberry Group PLC	51,696	632,194
Centrica PLC	773,738	1,290,884
Compass Group PLC	248,322	8,262,521
Croda International PLC	20,417	863,583
DCC PLC	14,568	933,460
Diageo PLC	324,887	10,324,201
Diploma PLC	19,632	1,040,048
DS Smith PLC	201,100	1,360,101
Entain PLC	90,846	779,855
Experian PLC	133,991	5,758,912
Glencore PLC	1,444,210	6,360,555
GSK PLC	605,746	10,217,277
Haleon PLC	1,118,476	5,273,781
Halma PLC	54,767	1,837,374
Hargreaves Lansdown PLC	52,202	716,325
HSBC Holdings PLC	2,645,534	25,987,336
IMI PLC	38,260	868,956
Imperial Brands PLC	116,411	3,722,688
Informa PLC	195,875	1,953,578
InterContinental Hotels Group PLC	23,352	2,905,539
Intermediate Capital Group PLC	42,293	1,090,069
Intertek Group PLC	23,261	1,374,255
J Sainsbury PLC	243,555	832,259
Johnson Matthey PLC	26,082	437,572
Kingfisher PLC	279,610	869,128
Land Securities Group PLC	111,474	814,092
Legal & General Group PLC	854,653	2,453,986
Lloyds Banking Group PLC	9,036,339	6,171,165
London Stock Exchange Group PLC	67,537	9,533,173
M&G PLC	325,258	804,892
Marks & Spencer Group PLC	303,750	1,422,520
Melrose Industries PLC	181,879	1,256,852
Mondi PLC, NVS	63,193	940,794
National Grid PLC	713,820	8,480,361
NatWest Group PLC, NVS	972,522	4,873,552
Next PLC	17,107	2,029,270
Ocado Group PLC(a)	83,270	314,279
Pearson PLC	99,064	1,588,532
Persimmon PLC	46,325	691,976
Phoenix Group Holdings PLC	121,735	775,721
Prudential PLC	396,700	3,148,219
Reckitt Benckiser Group PLC	102,483	6,203,373
RELX PLC	272,705	12,355,980

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® Europe ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Rentokil Initial PLC	369,379	$1,843,745
Rightmove PLC	117,236	938,310
Rio Tinto PLC	155,553	9,182,297
Rolls-Royce Holdings PLC(a)	1,242,245	8,809,241
Sage Group PLC (The)	145,433	2,310,709
Schroders PLC	133,642	540,198
Segro PLC	195,886	1,718,128
Severn Trent PLC	39,282	1,231,586
Shell PLC	906,394	28,253,201
Smith & Nephew PLC	127,823	1,584,036
Smiths Group PLC	50,064	1,073,400
Spirax Group PLC	10,900	932,397
SSE PLC	160,904	3,225,238
St. James's Place PLC	75,998	822,812
Standard Chartered PLC	303,790	3,740,017
Taylor Wimpey PLC	532,616	810,643
Tesco PLC	1,002,192	4,609,430
Unilever PLC	364,311	20,700,367
United Utilities Group PLC	97,938	1,288,350
Vodafone Group PLC	3,302,548	2,817,332
Weir Group PLC (The)	38,320	1,043,862
Whitbread PLC	26,392	971,489
WPP PLC	158,474	1,633,524
		354,434,250
Total Common Stocks — 99.3% (Cost: $1,483,707,545)		1,467,282,418
Preferred Stocks
Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares, NVS	8,683	650,486
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)(c)	13,033	789,790
Henkel AG & Co. KGaA, Preference Shares, NVS	23,688	2,078,301
Porsche Automobil Holding SE, Preference Shares, NVS	21,836	822,792
Security	Shares	Value
Germany (continued)
Sartorius AG, Preference Shares, NVS	3,656	$812,486
Volkswagen AG, Preference Shares, NVS	27,011	2,492,172
		7,646,027
Italy — 0.0%
Telecom Italia SpA, Preference Shares, NVS	838,706	251,954
Total Preferred Stocks — 0.5% (Cost: $15,841,323)		7,897,981
Total Long-Term Investments — 99.8% (Cost: $1,499,548,868)		1,475,180,399
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(d)(e)(f)	7,688,622	7,692,467
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(d)(e)	2,270,000	2,270,000
Total Short-Term Securities — 0.7% (Cost: $9,963,000)		9,962,467
Total Investments — 100.5% (Cost: $1,509,511,868)		1,485,142,866
Liabilities in Excess of Other Assets — (0.5)%		(6,974,962)
Net Assets — 100.0%		$1,478,167,904

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$4,329,442	$3,364,187 (a)	$—	$(1,402)	$240	$7,692,467	7,688,622	$12,556 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,700,000	570,000 (a)	—	—	—	2,270,000	2,270,000	110,639	—
				$(1,402)	$240	$9,962,467		$123,195	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® Europe ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	36	03/21/25	$1,821	$(35,384)
FTSE 100 Index	11	03/21/25	1,125	(18,453)
				$(53,837)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$38,364,901	$1,428,917,517	$—	$1,467,282,418
Preferred Stocks	2,078,301	5,819,680	—	7,897,981
Short-Term Securities
Money Market Funds	9,962,467	—	—	9,962,467
	$50,405,669	$1,434,737,197	$—	$1,485,142,866
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(53,837)	$—	$(53,837)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares